S000048335 [Member] Expense Example - Bridge Builder Large Cap Value Fund - Bridge Builder Large Cap Value Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	120
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	$ 544